BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2023
Notable Labs Inc [Member]
Restructuring Cost and Reserve [Line Items]
BASIS OF PRESENTATION

 NOTE 2 – BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements of Notable have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and notes required by GAAP for annual financial statements. These unaudited interim condensed consolidated financial statements should therefore be read in conjunction with the audited consolidated financial statements and notes for the year ended December 31, 2022. In the opinion of management, all adjustments (of a normal recurring nature) considered necessary for the fair statement of the results for the interim periods presented have been included. Operating results for the interim period are not necessarily indicative of the results that may be expected for the full year.

The condensed consolidated financial statements include the accounts of Notable and its wholly owned subsidiary, all of which are denominated in US dollars. All intercompany balances and transactions have been eliminated in consolidation.